PGIM Core Conservative Bond Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	1.93%	[2],[3]
R6
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	(0.67%)	1.47%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	(1.96%)	0.27%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	(1.05%)	0.62%
Performance Inception Date		Nov. 15, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.